[DECHERT LLP LETTERHEAD]

April 29, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          THE HARTFORD HLS SERIES FUND II, INC., FILE NOS. 033-3920/811-04615

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford HLS Series Fund II, Inc. (the “Company”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 56 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains four prospectuses (one for each series of the Company) and one combined statement of additional information (applicable to Class IA and Class IB Shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2011.  No fees are required in connection with this filing.

The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. Please contact me at (617) 728-7165 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Very truly yours,

/s/ Kathryn S. Cohen
Kathryn S. Cohen

cc: John V. O’Hanlon